COMMON STOCK (Details Narrative) - USD ($)			1 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2016	Dec. 01, 2016	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001
Common stock, authorized	75,000,000			75,000,000	75,000,000
Common stock, issued	10,000,000			10,000,000	10,000,000
Common stock, outstanding	10,000,000			10,000,000	10,000,000
Preferred stock, authorized
Preferred stock, issued
Proceeds from issuance of common stock	$ 6,000		$ 1,000	$ 6,000	$ 4,000
Common Stock [Member]
Common stock, par value (in dollars per share)		$ 0.001
Number of shares issued		10,000,000		10,000,000
Proceeds from issuance of common stock		$ 10,000